FAIR VALUE MEASUREMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS, Part III (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
ASSETS [Abstract]
Mortgage-backed securities	$ 1,680
LIABILITIES [Abstract]
Borrowings with stated maturities	49,605	60,656
Carrying Value [Member]
ASSETS [Abstract]
Cash and cash equivalents	45,310	31,137
Investment securities	78,732	59,610
Mortgage-backed securities	46,770	44,639
Loans receivable	614,517	527,426
LIABILITIES [Abstract]
Deposits with stated maturities	190,492	171,417
Deposits with no stated maturities	493,410	388,898
Borrowings with stated maturities	49,605	60,656
Fair Value [Member]
ASSETS [Abstract]
Cash and cash equivalents	45,310	31,137
Investment securities	78,732	59,610
Mortgage-backed securities	46,960	44,945
Loans receivable	614,246	539,665
LIABILITIES [Abstract]
Deposits with stated maturities	193,258	175,025
Deposits with no stated maturities	493,410	388,898
Borrowings with stated maturities	48,426	60,939
Level 1 [Member]
ASSETS [Abstract]
Cash and cash equivalents	45,310	31,137
Investment securities	0	0
Mortgage-backed securities	0	0
Loans receivable	0	0
LIABILITIES [Abstract]
Deposits with stated maturities	0	0
Deposits with no stated maturities	493,410	388,898
Borrowings with stated maturities	0	0
Level 2 [Member]
ASSETS [Abstract]
Cash and cash equivalents	0	0
Investment securities	78,732	59,610
Mortgage-backed securities	46,960	44,945
Loans receivable	349	706
LIABILITIES [Abstract]
Deposits with stated maturities	0	0
Deposits with no stated maturities	0	0
Borrowings with stated maturities	0	0
Level 3 [Member]
ASSETS [Abstract]
Cash and cash equivalents	0	0
Investment securities	0	0
Mortgage-backed securities	0	0
Loans receivable	613,897	538,959
LIABILITIES [Abstract]
Deposits with stated maturities	193,258	175,025
Deposits with no stated maturities	0	0
Borrowings with stated maturities	$ 48,426	$ 60,939